Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock SEALS Corp	Common Stock	Additional Paid-In Capital SEALS Corp	Additional Paid-In Capital	Accumulated Deficit SEALS Corp	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss) SEALS Corp	Accumulated Other Comprehensive Income/(Loss)	F Shares SEALS Corp	SEALS Corp	Total
As at December 31, 2020 at Dec. 31, 2019		$ 1,772		$ 6,684		$ (6,325)		$ 349			$ 2,480
Beginning balance, shares at Dec. 31, 2019		1,298,162
Indebtedness to related parties				71							71
Comprehensive income / (loss)						(9,201)		138			(9,063)
Indebtedness to related parties				(71)							(71)
Acquisition of WISeCoin France R&D Lab SAS						(2,861)					(2,861)
As at December 31, 2021 at Dec. 31, 2020		$ 1,772		6,755		(18,387)		487			(9,373)
Ending balance, shares at Dec. 31, 2020		1,298,162
Indebtedness to related parties				503							503
Comprehensive income / (loss)						(4,827)		134			(4,693)
Recapitalization by WISeKey International Holding Ltd
Indebtedness to related parties				(503)							(503)
As at December 31, 2021 at Dec. 31, 2021	$ 141	$ 1,772	$ 8,889	7,258	$ (23,214)	(23,214)	$ 621	621		$ (13,563)	(13,563)
Ending balance, shares at Dec. 31, 2021	6,610,293	1,298,162							1,499,700
Indebtedness to related parties			149							149
Comprehensive income / (loss)					(183)		(9)			(192)
Comprehensive income / (loss)										(192)
Indebtedness to related parties			(149)							(149)
As at December 31, 2021 at Jun. 30, 2022	$ 141		9,038		(23,397)		612			(13,606)
Ending balance, shares at Jun. 30, 2022	6,610,293								1,499,700
As at December 31, 2020 at Dec. 31, 2021	$ 141	$ 1,772	8,889	7,258	(23,214)	(23,214)	621	621		(13,563)	(13,563)
Beginning balance, shares at Dec. 31, 2021	6,610,293	1,298,162							1,499,700
Indebtedness to related parties				8							8
Comprehensive income / (loss)						5,770		155			5,925
Recapitalization by WISeKey International Holding Ltd		$ 183		7,165		0		0			7,348
Recapitalization by WISeKey International Holding Ltd, shares		175,000
LT loan debt discount				511							511
Indebtedness to related parties				(8)							(8)
As at December 31, 2021 at Dec. 31, 2022	$ 150	$ 1,955	16,731	$ 14,926	(17,444)	$ (17,444)	775	$ 775		212	$ 212
Ending balance, shares at Dec. 31, 2022	7,501,400	1,473,162							1,499,700
Indebtedness to related parties			209							209
Comprehensive income / (loss)					(874)		(4)			(878)
Reverse recapitalization			(188)							(188)
Reverse recapitalization, shares	100
Comprehensive income / (loss)										(879)
Indebtedness to related parties			(209)							(209)
As at December 31, 2021 at Jun. 30, 2023	$ 150		$ 16,752		$ (18,318)		$ 771			$ (645)
Ending balance, shares at Jun. 30, 2023	7,501,500								1,499,700